SHARE CAPITAL AND OTHER RESERVES (Tables)	9 Months Ended
Sep. 30, 2024
SHARE CAPITAL AND OTHER RESERVES
Schedule of components of other reserves

	September 30,	December 31,
	2024	2023
Other reserve - Share options	$3,148,493	$2,296,229
Other reserve - Warrants	63,228	59,702
	$3,211,721	$2,355,931

Schedule of changes in share options

	2024		2023
		Weighted		Weighted
	Number of	average	Number of	average
	share options	exercise price	share options	exercise price
Outstanding, January 1,	3,463,333	$1.06	1,093,333	$1.67
Granted	225,000	1.00	—	—
Expired	(66,667)	2.25	—	—
Outstanding, September 30,	3,621,666	$1.03	1,093,333	$1.67

Schedule of information about share options outstanding and exercisable

	Share options outstanding		Share options exercisable
	Number of	Weighted	Number of	Weighted
	share options	average years	share options	average
Exercise prices	outstanding	to expiry	exercisable	exercise price
$0.50 - $1.00	3,055,003	3.87	1,052,503	$0.83
$2.01 - $2.50	566,663	5.41	566,663	2.22
	3,621,666	4.11	1,619,166	$1.32

Schedule of weighted average assumptions used to estimate the fair value of share options granted and/or vested

	For the nine months ended
	September 30,	September 30,
	2024	2023
Expected life	5.00 years	N/A
Expected volatility	125.67%	N/A
Risk-free interest rate	3.49%	N/A
Expected dividend yield	Nil	N/A
Forfeiture rate	Nil	N/A

Schedule of changes in warrants

	2024		2023
	Number of	Warrant	Number of	Warrant
	warrants	reserve	warrants	reserve
Outstanding, January 1,	100,000	$59,702	362,833	$263,596
Transactions during the period:
Value assigned to warrants vested - consultants	—	3,526	—	30,279
Outstanding, September 30,	100,000	$63,228	362,833	$293,875